Fees Summary	Aug. 07, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 770,000
Previously Paid Amount	0.00
Total Fee Amount	113.65
Total Offset Amount	0.00
Net Fee	113.65
Narrative - Max Aggregate Offering Price	$ 770,000
Final Prospectus	true